Consolidated Statements of Operation and Comprehensive Loss		12 Months Ended
	Oct. 11, 2022 HKD ($) $ / shares shares	Sep. 30, 2023 HKD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 HKD ($) $ / shares shares	Sep. 30, 2021 HKD ($) $ / shares shares
Income Statement [Abstract]
Revenues		$ 8,689,749	$ 1,109,689	$ 4,421,208	$ 4,055,406
Cost of revenue		(5,843,677)	(746,243)	(3,419,035)	(2,598,293)
Gross profit		2,846,072	363,446	1,002,173	1,457,113
Operating expenses:
Listing expenses		(2,373,596)	(303,110)
Selling, general and administrative expenses	(173,188)	(7,053,591)	(900,749)	(3,716,233)	(2,382,351)
Total operating expenses	(173,188)	(9,427,187)	(1,203,859)	(3,716,233)	(2,382,351)
Loss from operations	(173,188)	(6,581,115)	(840,413)	(2,714,060)	(925,238)
Other income:
Other income, net	16,801	77,137	9,850	210,450	16,500
Interest expense, net		(74,587)	(9,525)	(86,621)	(47,743)
Total other income (loss), net	16,801	2,550	325	123,829	(31,243)
Loss before tax expense	(156,387)	(6,578,565)	(840,088)	(2,590,231)	(956,481)
Income tax expense		(252,408)	(32,233)	(73,323)	(24,554)
Net loss	(156,387)	(6,830,973)	(872,321)	(2,663,554)	(981,035)
Other comprehensive loss
Foreign currency translation gain, net of taxes			8,190
Total comprehensive loss	$ (156,387)	$ (6,830,973)	$ (864,131)	$ (2,663,554)	$ (981,035)
Net loss per share attributable to ordinary shareholders of the Company
Basic (in Dollars per share and Dollars per share) | (per share)	$ (8)	$ (1)	$ (0.07)	$ (133)	$ (49)
Diluted (in Dollars per share and Dollars per share) | (per share)		$ (6)	$ (0.75)
Weighted average number of ordinary shares used in computing net loss per share
Basic (in Shares)	20,000	13,250,000	13,250,000	20,000	20,000
Diluted (in Shares)		1,169,808	1,169,808